CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 575,740		$ 82,330	¥ 507,229
Restricted cash	1,023		146	0
Short-term investments	235,937		33,739	276,029
Prepaid expenses and other current assets	82,566		11,807	96,916
Deferred costs, current	22,125		3,164	4,139
Total current assets	917,391		131,186	884,313
Non-current assets
Property and equipment, net	662,178		94,690	758,215
Intangible assets, net	250		36	723
Right-of-use assets	99,111		14,173	110,154
Deferred costs, non-current	10,643		1,522	56,657
Long-term investments (including available-for-sale investments of RMB189,422 and RMB193,148 as of December 31, 2024 and 2025, respectively)	318,791		45,587	260,083
Deferred tax assets	19,104		2,732	24,699
Other non-current assets	19,750		2,824	26,319
Total non-current assets	1,129,827		161,564	1,236,850
TOTAL ASSETS	2,047,218		292,750	2,121,163
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB228,825 and RMB102,424 as of December 31, 2024 and 2025, respectively)	366,011		52,342	404,865
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB281,776 and RMB92,472 as of December 31, 2024 and 2025, respectively)	384,334	[1]	54,959	382,047	[1]
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB7,780 and RMB354 as of December 31, 2024 and 2025, respectively)	9,104		1,302	8,317
Long-term debt, current portion	0		0	6,154
Total current liabilities	759,449		108,603	801,383
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB107,441 and RMB8,917 as of December 31, 2024 and 2025, respectively)	200,960	[1]	28,737	534,463	[1]
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB133,994 and RMB1,085 as of December 31, 2024 and 2025, respectively)	129,564		18,527	137,040
Deferred tax liabilities	5,786		827	5,724
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,415 and RMB100 as of December 31, 2024 and 2025, respectively)	7,392		1,057	7,309
Long-term debt, non-current portion	0		0	35,386
Total non-current liabilities	343,702		49,148	719,922
TOTAL LIABILITIES	1,103,151		157,751	1,521,305
SHAREHOLDERS' EQUITY
Treasury stock	0		0	0
Additional paid-in capital	2,287,553		327,116	2,294,381
Accumulated other comprehensive income	121,570		17,384	136,164
Statutory reserves	22,440		3,209	11,083
Accumulated deficit	(1,486,011)		(212,497)	(1,840,285)
Total Sunlands Technology Group shareholders' equity	945,554		135,212	601,345
Non-controlling interest	(1,487)		(213)	(1,487)
TOTAL SHAREHOLDERS' EQUITY	944,067		134,999	599,858
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,047,218		292,750	2,121,163
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1		0	1
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	0		0	0
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 1		$ 0	¥ 1

[1]	Amounts presented are inclusive of VAT (see VAT in Note 2).